UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Miller & Jacobs Capital, LLC
Address:       5013 Chandler's Wharf
               Suite 2, Lot 13
               Gallows Bay Marketplace
               Christiansted, Virgin Islands 00820

Form 13F File Number: 28-10738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey A. Miller and Eric D. Jacobs
Title:         Managing Owners
Phone:         340-773-1300

Signature, Place, and Date of Signing:

/s/ Jeffrey A. Miller         Christiansted, Virgin Islands         11/13/06
----------------------        ------------------------------        --------

/s/ Eric D. Jacobs            Christiansted, Virgin Islands         11/13/06
----------------------        ------------------------------        --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                               TITLE                      VALUE       SHRS OR      SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (x$1000)     PRN AMT     PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------- ----------  ----------  --------------- -----  ------ ----------   ------------   ---
AFFILIATED MANAGERS GROUP      COMMON         008252108      2,913     29,094      SH       SOLE         N/A      29,094
AMCOMP INC NEW                 COMMON         02342J101        615     63,761      SH       SOLE         N/A      63,761
AMERICASBANK CORPORATION       COMMON         03061G302      1,493    213,336      SH       SOLE         N/A     213,336
AMERISAFE INC-CL A             COMMON         03071H100        621     63,410      SH       SOLE         N/A      63,410
ANWORTH MORTGAGE ASSET COR     COMMON         037347101      7,642    915,195      SH       SOLE         N/A     915,195
BANCSHARES OF FLORIDA INC      COMMON         05976U102      1,993     94,565      SH       SOLE         N/A      94,565
BANKUNITED FINANCIAL CORP      CL A           06652B103      3,648    139,945      SH       SOLE         N/A     139,945
CAPITAL ONE FINANCIAL CORP     COMMON         14040H105      4,631     58,874      SH       SOLE         N/A      58,874
CENTENNIAL BANK HOLDINGS I     COMMON         151345303        303     31,309      SH       SOLE         N/A      31,309
CENTRAL FEDERAL CORP           COMMON         15346Q103      1,955    241,613      SH       SOLE         N/A     241,613
CRM HOLDINDS LTD               COMMON         G2554P103      1,373    182,869      SH       SOLE         N/A     182,869
COMMONWEALTH BANKSHARES, I     COMMON         202736104      2,160     88,050      SH       SOLE         N/A      88,050
COMMUNITY BANCSHARES INC-D     COMMON         20343H106        874     87,364      SH       SOLE         N/A      87,364
COMMUNITY NATL BK LAKEWAY      COMMON         20375S103        274     25,000      SH       SOLE         N/A      25,000
COMMUNITY PARTNERS BANCORP     COMMON         204018105        319     30,395      SH       SOLE         N/A      30,395
COMMUNITY SHORES BANK CORP     COMMON         204046106        790     63,400      SH       SOLE         N/A      63,400
CONNECTICUT BANK & TRUST C     COMMON         207546102         79     10,000      SH       SOLE         N/A      10,000
CORUS BANKSHARES INC           COMMON         220873103        299     13,383      SH       SOLE         N/A      13,383
EAGLE BANCORP INC MD           COMMON         268948106      2,677    143,146      SH       SOLE         N/A     143,146
EATON VANCE CORP-NON VTG       COM NON VTG    278265103      7,276    252,106      SH       SOLE         N/A     252,106
ECC CAPITAL CORP               COMMON         26826M108        765    750,364      SH       SOLE         N/A     750,364
FEDFIRST FINANCIAL CORPORA     COMMON         31429X105        273     27,000      SH       SOLE         N/A      27,000
FIRST COMMUNITY BANCORP CA     COMMON         31983B101      3,308     59,127      SH       SOLE         N/A      59,127
FIRST SOUTHERN BANCORP, IN     COMMON         33646W100      1,159     50,000      SH       SOLE         N/A      50,000
GATEWAY FINANCIAL HOLDINGS     COMMON         368140109      2,824    197,734      SH       SOLE         N/A     197,734
GS FINANCIAL CORP              COMMON         362274102      1,294     70,300      SH       SOLE         N/A      70,300
HAMPTON ROADS BANKSHARES I     COMMON         409321106      2,575    212,101      SH       SOLE         N/A     212,101
HUB INTL LTD                   COMMON         44332P101      2,541     87,875      SH       SOLE         N/A      87,875
HUDSON CITY BANCORP INC        COMMON         443683107      7,331    553,262      SH       SOLE         N/A     553,262
LIBERTY BANCORP INC MO         COMMON         53017Q102        512     50,000      SH       SOLE         N/A      50,000
MAF BANCORP INC                COMMON         55261R108        779     18,867      SH       SOLE         N/A      18,867
NEW YORK COMMUNITY BANCORP     COMMON         649445103      2,422    147,880      SH       SOLE         N/A     147,880
NEW YORK MORTAGAGE TRUST I     COMMON         649604105      2,368    613,592      SH       SOLE         N/A     613,592
OLD LINE BANCSHARES INC        COMMON         67984M100      4,165    366,672      SH       SOLE         N/A     366,672
OPTEUM INC CL A                CL A           68384A100     11,610  1,442,251      SH       SOLE         N/A   1,442,251
PARK BANCORP INC               COMMON         700164106        279      8,280      SH       SOLE         N/A       8,280
PEOPLES BANK-BRIDGEPORT CO     COMMON         710198102      2,805     70,819      SH       SOLE         N/A      70,819
PRIMUS GUARANTY LTD            SHS            G72457107      1,143     94,411      SH       SOLE         N/A      94,411
RENAISSANCERE HOLDINGS LTD     COMMON         G7496G103      1,091     19,626      SH       SOLE         N/A      19,626
SOUTHCOAST FINANCIAL CORP      COMMON         84129R100      1,113     52,383      SH       SOLE         N/A      52,383
SOUTHERN CONNECTIUCT BANCO     COMMON         84264A102        968    136,400      SH       SOLE         N/A     136,400
SVB FINACIAL GROUP             COMMON         78486Q101      2,063     46,219      SH       SOLE         N/A      46,219
TD BANKNORTH INC DE            COMMON         87235A101        463     16,018      SH       SOLE         N/A      16,018
YARDVILLE NATIONAL BANCORP     COMMON         985021104        836     23,443      SH       SOLE         N/A      23,443
ZENITH NATIONAL INSURANCE      COMMON         989390109      2,905     72,821      SH       SOLE         N/A      72,821

                                          45                                  99,530





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:         99,530
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE